PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consisted of the following:

	December 31,
	2011	2012
Cost:
Computers, peripheral equipment and software	$1,379	$1,407
Office furniture and equipment	196	197
Leasehold improvements	91	91
	1,666	1,695
Accumulated depreciation	1,573	1,625
Depreciated cost	$93	$70